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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21571

ROGÉ PARTNERS FUNDS

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103 Bohemia, New York 11716

                                                                          (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 218-0077

Date of fiscal year end:  June 30th

Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ROGÉ PARTNERS FUNDS

By (Signature and Title)*                    /s/ Steven Rogé

                     Steven Rogé - President

Date

 8/4/11

* Print the name and title of each signing officer under his or her signature.

ROGÉ PARTNERS FUNDS								Exhibit A
Investment Company Act File Number: 811-21571
After reviewing material,we have concluded that the proposals were in the shareholders best interest. If there are any exceptions, Steve Roge will give specific reasons for those exceptions.
PROXY VOTING LOGS July 2010 - June 2011
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Diageo PLC	DEO	25243Q205	10/14/2010	Proposal #1 Report and account 2010	Issuer	For	For	For Management
				#2 Directors remuneration report 2010	Issuer	For	For	For Management
				#3 Declaration of final dividend	Issuer	For	For	For Management
				Proposals 4 - 14 Appt. of nominess: Bruzelius,Danon,Holden,Hollick,Humer,Scott,Stitzer,Walker,Walsh,Daviews,Mahlan	Issuer	For	For	For Management
				#15 Re-appointment of auditor	Issuer	For	For	For Management
				#16 Remuneration of auditor	Issuer	For	For	For Management
				#17 Authority to allot shares	Issuer	For	For	For Management
				#18 Disapplication of pre-emption rights	Issuer	For	For	For Management
				#19 Authority to purchase own ordinary shares	Issuer	For	For	For Management
				#20 Authority to make politcal donations	Issuer	For	For	For Management
				#21 Amendment of the Diageo plc 2001 share incentive plan	Issuer	For	For	For Management
				#22 Adoption fo the Diageo plc 2010 sharesave plan	Issuer	For	For	For Management
				#23 Authority to establish international share plans.	Issuer	For	For	For Management
				#24 Reduced notice of a general meeting other than an annual general meeting.	Issuer	For	For	For Management

Matthew 25 Fund	MXXVX	577119100	10/19/2010	Proposal #1 Appt of Nominees: Buck,Cinelli,Clement,Guendelsberger,Mulholland,Satell	Issuer	For	For	For Management
				#2 Porposal to ratify the selection of sanville & company as indiependent registered public accounting firm.	Issuer	For	For	For Management

FPA Crescent Fund	FPACX	30254t759	11/24/2010	Proposal #1 Appt of Nominees: Altman,Merrick,Osborne,Purcell,Romick,Rudnick	Issuer	For	For	For Management
				#2 Approval of a proposed revision to the funds fundamanetal investment policy on purchasing and selling commodities	Issuer	For	For	For Management

Acergy S.A.	ACGY	00443 e 104	12/20/2010	Proposal #1 Appoint Mr. Bob Long as an independent non-Executive director of the company.	Issuer	For	For	For Management

GSI Group Inc.	GSIG	36191c205	5/11/2011	Proposal #1 Appt of Nominees: Roush,Bershad,Davis,Fortino,Heiland,Lamel,Pond	Issuer	For	For	For Management
				#2 Ratify the appointment of Ernst & Young LLP as the company's Independent Registered public Accounting firm.	Issuer	For	For	For Management

Leucadia National Corporation	LUK	527288104	5/16/2011	Proposal #1 Appt of Nominees: Cumming,Dougan,Hirschfield,Jordan,keil,Nichols,Sorkin,Steinberg	Issuer	For	For	For Management
				#2 Non binding approval of executive compensation.	Issuer	For	For	For Management
				#3 Non binding vote on the frequency of future advisory votes on the executive compensation.	Issuer	For	1 year	For Management
				#4 Approve the 2011 Senior executive warrant plan.	Issuer	For	For	For Management
				#5 Ratification of selection of Pricewaterhousecoopers LLP as Ind. Accountants of the company for 2011.	Issuer	For	For	For Management

Global Power Equipment Group Inc.	GLPW	37941p306	5/19/2011	Proposal#1 Appt of Nominees: Keller,Macaluso,Bartoli,Cryan,Davis,Williams	Issuer	For	For	For Management
				#2 Ratification of BDO USA, LLP as Indendent Reg. Public Accounting Firm	Issuer	For	For	For Management
				#3 Approval of the 2011 Equity Incentive Plan	Issuer	For	For	For Management
				#4 Advisory vote on Executive compensation	Issuer	For	For	For Management
				#5 Advisory vote on the frequency of advisory votes on executive compensation.	Issuer	For	1 year	For Management

Phillip Morris International Inc.	PM	1051003005	5/11/2011	Proposal #1 Appt of Nominees: Brown,Cabiallavetta,Camillier,Fishburn,U,Mackay,Marchionne,Noto,Helu,Wolf	Issuer	For	For	For Management
				#2 Ratification of the Selection of Independent Auditors	Issuer	For	For	For Management
				#3 Advisory Vote to Approve Executive Compensation	Issuer	For	For	For Management
				#4 Frequency of Future Advisory Votes on Executive Compensation	Issuer	For	1 Year	For Management
				#5 Stockholder Proposal 1 - Food Insecurity and Tobacco Use	Issuer	For	Against	For Management
				#6 Stockholder Proposal 2 - Independent Board Chair	Issuer	For	Against	For Management

Points International Ltd	PCOM	730843208		Proposal #1 Appt of Nominees: Election for all nominees as outlined in the management information circular
#2 The appointment of Deloitte & Touche LLLP as Auditors of the corporation
#3 The resolution attached as schedule C to the management information circular enabling the corporation's securities to be eligible for direct registration